Property and Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Subtotal	$ 765,122	$ 304,612	$ 1,033,397
Less: accumulated depreciation	(106,307)	(64,206)	(96,566)
Property and equipment, net	$ 658,815	$ 240,406	936,831
Minimum [Member]
Property and equipment, useful life	5 years	5 years
Maximum [Member]
Property and equipment, useful life	6 years	6 years
Delivery Trucks and Vehicles [Member]
Subtotal	$ 761,652	$ 301,142	1,033,397
Delivery Trucks and Vehicles [Member] | Minimum [Member]
Property and equipment, useful life	5 years	5 years
Delivery Trucks and Vehicles [Member] | Maximum [Member]
Property and equipment, useful life	6 years	6 years
Equipment [Member]
Property and equipment, useful life	5 years	5 years
Subtotal	$ 3,470	$ 3,470